Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2020
Assets and liabilities held for sale
Assets and liabilities held for sale

Note 7 – Assets and liabilities held for sale

Assets and liabilities held for sale consist of the following:

Assets held for sale	HMS Assets	Elevate, Takoma	GR Entities	Total
Balance at January 1, 2020	$—	$—	$—	$—
Transferred in	30,397	2,274	25,833	58,504
Total assets held for sale at December 31, 2020	$30,397	2,274	25,833	$58,504

Liabilities associated with assets held for sale	HMS Assets	Elevate, Takoma	GR Entities	Total
Balance at January 1, 2020	$—	$—	$—	$—
Transferred in	3,145	797	3,239	7,181
Total liabilities associated with assets held for sale at December 31, 2020	$3,145	797	3,239	$7,181

The Company has been marketing the assets of HMS Health, LLC and the cultivation and processing assets of HMS Processing, LLC (collectively, the “HMS Assets”) for sale. Such a sale will enable the Company to acquire the Maryland cultivation and processing assets previously owned by Grassroots while complying with limits on license ownership in the state of Maryland. The cultivation and processing assets of Grassroots in Maryland were spun off prior to the acquisition of Grassroots by the Company, and the Company intends to purchase those assets when approved by the Maryland regulators.

In November 2020, the Company announced the signing of a definitive agreement to sell its rights to the HMS Assets in Maryland to TerrAscend for a total consideration of $27,500. The HMS Assets sale includes the divestiture of operations in a 22,000 square foot co-located cultivation and processing facility in Frederick, MD. The total consideration due to the Company of $27,500 includes $25,000 payable in cash upon closing as well as a $2,500 interest bearing Note due and payable to the Company in April 2022. The transaction is expected to close pending customary closing conditions, including receipt of regulatory approval by the Maryland Medical Cannabis Commission.

In addition to the HMS Assets, the Company has been marketing the assets of Town Center Wellness, LLC, a licensed dispensary business in Takoma Park, Maryland. Such a sale will enable the Company to acquire dispensary assets previously owned by Grassroots while complying with limits on license ownership in the state of Maryland. In November 2020, the Company signed a definitive agreement to sell 100% of Town Center Welnness, LLC to PharmaCann LLC for a total consideration of $2,000, all payable in cash upon closing. The transaction is expected to close pending customary closing conditions, including receipt of regulatory approval by the Maryland Medical Cannabis Commission.

The Company has also been marketing certain rights and interests in some of the assets of the Grassroots-related entities, including OhiGrow, LLC and Ohio Green Grow, LLC, which have Ohio cultivation and processing licenses, respectively,  in order to ensure compliance with Ohio regulations. Additionally, the Company has been marketing certain rights and interests of the assets of a select number of Illinois dispensaries associated with the Grassroots Acquisition in order to ensure compliance with Illinois rules and regulations.